Subordinated liabilities - Summary (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Undated subordinated liabilities	£ 538	£ 795
Dated subordinated liabilities	38,236	31,873
Total subordinated liabilities	£ 38,774	£ 32,668